VAN WAGONER CAPITAL APPRECIATION FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (UNAUDITED)

    Number
  of Shares                                                            Value
 -----------                                                         ---------
             COMMON STOCKS                               59.92%
             COMMERCIAL SERVICES - BUSINESS               3.39%
     2,000   Dental Care Alliance, Inc.<F1>                         $  23,000
                                                                    ---------

             COMMERCIAL SERVICES - SCHOOLS                1.83%
       500   Computer Learning Centers, Inc.<F1>                       12,438
                                                                    ---------


             COMMERCIAL SERVICES - SECURITY/SAFETY        3.83%
     2,000   Rural/Metro Corp.<F1>                                     26,000
                                                                    ---------


             COMPUTERS - LOCAL NETWORKS                   2.36%
       100   Cisco Systems, Inc.<F1>                                    9,206
       100   Citrix Systems, Inc.<F1>                                   6,838
                                                                    ---------
                                                                       16,044
                                                                    ---------

             COMPUTERS - MEMORY DEVICES                   0.99%
       150   EMC Corp.<F1>                                              6,722
                                                                    ---------

             COMPUTERS - MINI/MICRO                       2.21%
       200   Apple Computer, Inc.<F1>                                   5,738
       100   Dell Computer Corp. <F1>                                   9,281
                                                                    ---------
                                                                       15,019
                                                                    ---------

             COMPUTERS - RETAIL/WHOLESALE                 3.95%
     1,500   CHS Electronics, Inc.<F1>                                 26,812
                                                                    ---------

             COMPUTERS - SOFTWARE                         4.06%
       500   Avant! Corp. <F1>                                         12,375
       100   BMC Software, Inc.<F1>                                     5,194
       100   Compuware Corp.<F1>                                        5,112
       150   Siebel Systems, Inc.<F1>                                   4,838
                                                                    ---------
                                                                       27,519
                                                                    ---------

             COMPUTER SOFTWARE - MEDICAL                  1.08%
     1,000   OnHealth Network Co.<F1>                                   7,312
                                                                    ---------

             ELECTRONICS - MEASURING INSTRUMENTS          0.74%
       250   Mettler-Toledo International, Inc.<F1>                     5,016
                                                                    ---------

                     VAN WAGONER CAPITAL APPRECIATION FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (UNAUDITED)

    Number
  of Shares                                                            Value
 -----------                                                         ---------

             ELECTRONICS - SEMICONDUCTOR MANUFACTURING    1.70%
       250   SIPEX Corp.<F1>                                         $  5,375
       200   Vitesse Semiconductor Corp. <F1>                           6,175
                                                                    ---------
                                                                       11,550
                                                                    ---------

             FINANCE - CONSUMER LOANS                     1.10%
       150   Household International, Inc.                              7,462
                                                                    ---------

             LEISURE - SERVICES                           4.44%
       200   Carnival Corp.                                             7,925
       100   Royal Caribbean Cruises Ltd.                               7,950
       200   Steiner Leisure Ltd.<F1>                                   6,050
       250   Travel Services International, Inc.<F1>                    8,219
                                                                    ---------
                                                                       30,144
                                                                    ---------

             MEDIA                                        0.73%
       100   Chancellor Media Corp.<F1>                                 4,966
                                                                    ---------

             MEDICAL/DENTAL SUPPLIES                      1.34%
       250   The Cooper Companies, Inc.<F1>                             9,109
                                                                    ---------
             MEDICAL - DRUGS                              1.87%
        50   Bristol-Myers Squibb Co.                                   5,747
       100   Warner-Lambert Co.                                         6,937
                                                                    ---------
                                                                       12,684
                                                                    ---------

             MEDICAL - INFORMATION SERVICES               1.04%
       200   HBO & Co.                                                  7,050
                                                                    ---------

             MEDICAL - INSTRUMENTS                        1.18%
     1,000   IRIDEX Corp.<F1>                                           8,000
                                                                    ---------

             MEDICAL - PRODUCTS                           0.65%
       200   Pharmaceutical Product Development, Inc.<F1>               4,400
                                                                    ---------

             MULTI INDUSTRY                               1.11%
       150   Veritas DGC Inc. <F1>                                      7,491
                                                                    ---------

             MULTIMEDIA                                   0.86%
       100   Viacom Inc.<F1>                                            5,850
                                                                    ---------


                     VAN WAGONER CAPITAL APPRECIATION FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (UNAUDITED)
    Number
  of Shares                                                            Value
 -----------                                                         ---------

             OIL & GAS                                    1.63%
       250   Global Industries Ltd.<F1>                              $  4,219
       500   OMNI Energy Services Corp.<F1>                             6,812
                                                                    ---------
                                                                       11,031
                                                                    ---------

             OIL & GAS - EXPLORATION                      1.44%
       250   Brigham Exploration Co.<F1>                                2,219
       250   Callon Petroleum Co.<F1>                                   3,578
       250   Swift Energy Co.<F1>                                       3,984
                                                                    ---------
                                                                        9,781
                                                                    ---------

             OIL & GAS - FIELD SERVICES                   2.22%
     2,500   TransCoastal Marine Services, Inc.<F1>                    15,078
                                                                    ---------

             OIL & GAS - MACHINERY & EQUIPMENT            1.44%
       100   Cooper Cameron Corp.<F1>                                   5,100
       250   Gulf Island Fabrication, Inc.<F1>                          4,688
                                                                    ---------
                                                                        9,788
                                                                    ---------

             POLLUTION CONTROL - EQUIPMENT                1.08%
     1,500   Flanders Corp.<F1>                                         7,312
                                                                    ---------

             POLLUTION CONTROL - SERVICES                 0.77%
       250   Newpark Resources, Inc.<F1>                                2,781
       100   Tetra Tech, Inc.<F1>                                       2,425
                                                                    ---------
                                                                        5,206
                                                                    ---------

             RESTAURANTS                                  3.34%
     1,000   Famous Dave's of America, Inc.<F1>                         5,000
       250   Morton's Restaurant Group, Inc.<F1>                        6,016
       100   Starbucks Corp.<F1>                                        5,344
     1,000   Taco Cabana, Inc.<F1>                                      6,312
                                                                    ---------
                                                                       22,672
                                                                    ---------

             RETAIL - MAIL ORDER/DIRECT                   0.78%
       150   Pacific Sunwear of California, Inc.<F1>                    5,250
                                                                    ---------

             TELECOMMUNICATIONS - EQUIPMENT               0.75%
       200   Scientific-Atlanta, Inc.                                   5,075
                                                                    ---------


                     VAN WAGONER CAPITAL APPRECIATION FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (UNAUDITED)

    Number
  of Shares                                                            Value
 -----------                                                         ---------

             TELECOMMUNICATIONS - SERVICES                6.01%
       500   Com21, Inc.<F1>                                        $  10,625
       200   Intermedia Communications Inc.<F1>                         8,388
       100   Level 3 Communications, Inc.<F1>                           7,400
       200   MetroNet Communications Corp.<F1>                          5,650
       250   Qwest Communications International Inc.<F1>                8,719
                                                                    ---------
                                                                       40,782
                                                                    ---------

             TOTAL COMMON STOCKS (COST $399,470)                      406,563
                                                                    ---------

  Principal
   Amount
 ----------
             U.S. TREASURY BILLS                         44.10%
  $314,000   U.S. Treasury Bills, 5/27/99                             299,263
                                                                    ---------

             TOTAL U.S. TREASURY BILLS (COST $299,263)                299,263
                                                                    ---------

             REPURCHASE AGREEMENTS                       12.97%
    88,000   UMB Bank, n.a., 5.05%, dated 06/30/98,
             repurchase price $88,012, maturing 07/01/98
             (collateralized by U.S. Treasury Notes,
             5.75%, 9/30/99)                                           88,000
                                                                    ---------

             TOTAL REPURCHASE AGREEMENTS (COST $88,000)                88,000
                                                                    ---------

             SHORT-TERM INVESTMENTS                       0.12%
       849   UMB Bank, n.a., Money Market Fiduciary                       849
                                                                    ---------

             TOTAL SHORT-TERM INVESTMENTS (COST $849)                     849
                                                                    ---------

             TOTAL INVESTMENTS (COST $787,582)          117.11%       794,675

             Other Liabilities less Assets             (17.11)%     (116,119)
                                                                    ---------

             NET ASSETS                                 100.00%    $  678,556
                                                                    =========

             <F1> Non-income producing

                       See notes to financial statements.


                            VAN WAGONER GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (UNAUDITED)

    Number
  of Shares                                                           Value
 -----------                                                        ---------

             COMMON STOCKS                               72.96%
             COMMERCIAL SERVICES - BUSINESS               3.31%
     2,000   Dental Care Alliance, Inc.<F1>                           $23,000
                                                                    ---------

             COMPUTERS - LOCAL NETWORKS                   4.30%
       250   Cisco Systems, Inc. <F1>                                  23,016
       100   Citrix Systems, Inc. <F1>                                  6,837
                                                                    ---------
                                                                       29,853
                                                                    ---------

             COMPUTERS - MEMORY DEVICES                   0.97%
       150   EMC Corp.<F1>                                              6,722
                                                                    ---------

             COMPUTERS - MINI/MICRO                       2.16%
       200   Apple Computer, Inc.<F1>                                   5,737
       100   Dell Computer Corp. <F1>                                   9,281
                                                                    ---------
                                                                       15,018
                                                                    ---------
             COMPUTERS - RETAIL/WHOLESALE                 3.86%
     1,500   CHS Electronics, Inc.<F1>                                 26,812
                                                                    ---------

             COMPUTERS - SOFTWARE                         5.05%
       100   BMC Software, Inc.<F1>                                     5,194
       100   Compuware Corp.<F1>                                        5,113
       100   J.D. Edwards & Co. <F1>                                    4,294
       100   Microsoft Corp.<F1>                                       10,837
       150   Siebel Systems, Inc.<F1>                                   4,837
       100   Sterling Commerce, Inc.<F1>                                4,850
                                                                    ---------
                                                                       35,125
                                                                    ---------
             CONSUMER PRODUCTS - MISCELLANEOUS            0.69%
        50   The Clorox Co.                                             4,769
                                                                    ---------

             COSMETICS/PERSONAL CARE                      0.66%
        50   Procter & Gamble Co.                                       4,553
                                                                    ---------

             ELECTRONIC COMPONENTS - MISCELLANEOUS        0.92%
        75   Philips Electronics N.V.                                   6,375
                                                                    ---------

             ELECTRONICS - SEMICONDUCTOR MANUFACTURING    0.89%
       200   Vitesse Semiconductor Corp. <F1>                           6,175
                                                                    ---------

             FINANCE - CONSUMER LOANS                     1.07%
       150   Household International, Inc.                              7,462
                                                                    ---------

    Number
  of Shares                                                           Value
 -----------                                                        ---------

             FINANCE - REGIONAL BANKS                     3.09%
       100   Chase Manhattan Corp.                                 $    7,550
       200   Mellon Bank Corp.                                         13,925
                                                                    ---------
                                                                       21,475
                                                                    ---------
             FINANCIAL SERVICES                           2.51%
       100   American Express Co.                                      11,400
       100   The Bank of New York Co., Inc.                             6,069
                                                                    ---------
                                                                       17,469
                                                                    ---------

             INVESTMENT MANAGEMENT/ADVISORY SERVICES      1.08%
       200   T. Rowe Price Associates, Inc.                             7,513
                                                                    ---------

             LEISURE - SERVICES                           4.34%
       200   Carnival Corp.                                             7,925
       100   Royal Caribbean Cruises Ltd.                               7,950
       200   Steiner Leisure Ltd.<F1>                                   6,050
       250   Travel Services International, Inc.<F1>                    8,219
                                                                    ---------
                                                                       30,144
                                                                    ---------

             MEDIA                                        1.07%
       150   Chancellor Media Corp.<F1>                                 7,448
                                                                    ---------

             MEDICAL/DENTAL SUPPLIES                      1.31%
       250   The Cooper Companies, Inc.<F1>                             9,109
                                                                    ---------

             MEDICAL - DRUGS                              3.26%
        50   Bristol-Myers Squibb Co.                                   5,747
        50   Pfizer Inc.                                                5,434
        50   Schering-Plough Corp.                                      4,581
       100   Warner-Lambert Co.                                         6,937
                                                                    ---------
                                                                       22,699
                                                                    ---------
             MEDICAL - INFORMATION SERVICES               1.01%
       200   HBO & Co.                                                  7,050
                                                                    ---------

             MEDICAL - INSTRUMENTS                        1.02%
       100   Guidant Corp.                                              7,131
                                                                    ---------

             MULTI INDUSTRY                               1.08%
       150   Veritas DGC Inc.                                           7,491
                                                                    ---------
    Number
  of Shares                                                           Value
 -----------                                                        ---------

             MULTIMEDIA                                   2.74%
       100   Meredith Corp.                                        $    4,694
       100   Time Warner Inc.                                           8,544
       100   Viacom Inc.<F1>                                            5,850
                                                                    ---------
                                                                       19,088
                                                                    ---------
             OIL & GAS                                    0.61%
       250   Global Industries Ltd.<F1>                                 4,219
                                                                    ---------

             OIL & GAS - FIELD SERVICES                   0.74%
       850   TransCoastal Marine Services, Inc.<F1>                     5,127
                                                                    ---------

             OIL & GAS - MACHINERY & EQUIPMENT            1.71%
       100   Cooper Cameron Corp.<F1>                                   5,100
       200   The Williams Companies, Inc.                               6,750
                                                                    ---------
                                                                       11,850
                                                                    ---------
             POLLUTION CONTROL - SERVICES                 0.86%
       250   Allied Waste Industries, Inc.<F1>                          6,000
                                                                    ---------

             RESTAURANTS                                  1.76%
       100   McDonald's Corp.                                           6,900
       100   Starbucks Corp.<F1>                                        5,344
                                                                    ---------
                                                                       12,244
                                                                    ---------
             RETAIL - BUILDING PRODUCTS                   0.90%
        75   The Home Depot, Inc.                                       6,230
                                                                    ---------

             RETAIL - DEPARTMENT STORES                   1.57%
       100   Dayton Hudson Corp.                                        4,850
       150   Proffitt's, Inc.<F1>                                       6,056
                                                                    ---------
                                                                       10,906
                                                                    ---------
             RETAIL - DISCOUNT/VARIETY                    3.33%
       400   Family Dollar Stores, Inc.                                 7,400
       400   TJX Companies, Inc.                                        9,650
       100   Wal-Mart Stores, Inc.                                      6,075
                                                                    ---------
                                                                       23,125
                                                                    ---------
             RETAIL - MAIL ORDER/DIRECT                   0.76%
       150   Pacific Sunwear of California, Inc.<F1>                    5,250
                                                                    ---------
    Number
  of Shares                                                           Value
 -----------                                                        ---------

             TELECOMMUNICATIONS - EQUIPMENT               8.54%
       100   AirTouch Communications, Inc.<F1>                     $    5,844
       150   Alcatel Alsthom ADR<F1>                                    6,103
       300   Ericsson LM ADR                                            8,587
       100   Lucent Technologies Inc.                                   8,319
       100   Nokia Ab ADR                                               7,256
       200   Scientific-Atlanta, Inc.                                   5,075
       200   SkyTel Communications, Inc.<F1>                            4,681
       100   Tellabs, Inc.<F1>                                          7,163
        50   Vodafone Group PLC ADR                                     6,303
                                                                    ---------
                                                                       59,331
                                                                    ---------
             TELECOMMUNICATIONS - SERVICES                4.18%
       200   Intermedia Communications Inc.<F1>                         8,388
       100   Level 3 Communications, Inc.<F1>                           7,400
       100   MediaOne Group, Inc.<F1>                                   4,394
       250   Qwest Communications International Inc.<F1>                8,719
         3   US West, Inc.                                                128
                                                                    ---------
                                                                       29,029
                                                                    ---------
             TELEVISION                                   1.61%
        50   Clear Channel Communications, Inc.<F1>                     5,456
       150   Tele-Communications, Inc.<F1>                              5,766
                                                                    ---------
                                                                       11,222
                                                                    ---------

             TOTAL COMMON STOCKS (COST $496,094)                      507,014
                                                                    ---------


 Principal
  Amount
 ---------
             U.S. TREASURY BILLS                         50.34%
 $ 367,000   U.S. Treasury Bills, 5/27/99                             349,775
                                                                    ---------

             Total U.S. Treasury Bills (cost $349,775)                349,775
                                                                    ---------

             REPURCHASE AGREEMENTS                       11.66%
    81,000   UMB Bank, n.a., 5.05%, dated 6/30/98,
             repurchase price $81,011, maturing
             7/1/98 (collateralized by U.S.
             Treasury Notes, 5.75%, 9/30/99)                           81,000
                                                                    ---------

             TOTAL REPURCHASE AGREEMENTS (COST $81,000)                81,000
                                                                    ---------
    Number
  of Shares                                                           Value
 -----------                                                        ---------

             SHORT-TERM INVESTMENTS                       0.10%
  $    720   UMB Bank, n.a., Money Market Fiduciary                  $    720
                                                                    ---------
             TOTAL SHORT-TERM INVESTMENTS (COST $720)                     720
                                                                    ---------
             TOTAL INVESTMENTS (COST $927,589)          135.06%       938,509

             Other Liabilities less Assets             (35.06)%     (243,622)
                                                                    ---------
             NET ASSETS                                 100.00%    $  694,887
                                                                    =========
             <F1> Non-income producing

                       See notes to financial statements.



                            VAN WAGONER FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)


                                                    Capital
                                                 Appreciation     Growth
                                                     Fund          Fund
                                                --------------   -------

ASSETS:
  Investments, at value
    (cost $699,582 and
    $846,589, respectively)                       $ 706,675     $ 857,509
  Repurchase agreements, at value
    (cost $88,000 and
    $81,000, respectively)                           88,000        81,000
  Receivable from investment adviser                  9,837         9,779
  Interest and dividends receivable                      89           150
  Prepaid expenses and other assets                      29            31
                                                  ---------     ---------
  Total Assets                                      804,630       948,469
                                                  ---------     ---------

LIABILITIES:
  Payable for investments purchased                 108,469       235,943
  Accrued investment advisory fee                       697           565
  Accrued expenses and other liabilities             16,908        17,074
                                                  ---------     ---------

  Total Liabilities                                 126,074       253,582
                                                  ---------     ---------
NET ASSETS                                        $ 678,556     $ 694,887
                                                  =========     =========

NET ASSETS CONSIST OF:
  Capital stock                                   $       6     $       6
  Paid-in-capital                                   676,904       630,982
  Accumulated net realized
    gain (loss) on investments                      (6,529)        51,510
  Undistributed net investment income                 1,082         1,469
  Net unrealized appreciation on investments          7,093        10,920
                                                  ---------     ---------

  Net Assets                                      $ 678,556     $ 694,887
                                                  =========     =========

CAPITAL STOCK, $0.0001 PAR VALUE
  Authorized                                    100,000,000   100,000,000
  Issued and outstanding                             57,859        56,759

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                       $    11.73     $   12.24
                                                  =========     =========





                       See notes to financial statements.

                            VAN WAGONER FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)


                                                   Capital
                                                 Appreciation     Growth
                                                     Fund          Fund
                                                --------------   -------

INVESTMENT INCOME:
  Interest                                        $   8,148     $   8,465
  Dividends                                             208           412
                                                  ---------     ---------

  Total Investment Income                             8,356         8,877
                                                  ---------     ---------

EXPENSES:
  Fund accounting and administration fees            30,580        30,580
  Professional fees                                   9,517         9,518
  State registration fees                             7,972         7,973
  Custody fees                                        5,470         5,685
  Investment advisory fees                            4,663         3,799
  Directors' fees and expenses                        1,689         1,689
  Printing and postage expenses                       1,144         1,142
  Miscellaneous                                         999           950
                                                  ---------     ---------

  Total expenses before waivers
    and reimbursements                               62,034        61,336
    Less:  Waivers and reimbursements
      of expenses                                  (54,760)      (53,928)
                                                  ---------     ---------
    Net Expenses                                      7,274         7,408
                                                  ---------     ---------
NET INVESTMENT INCOME                                 1,082         1,469
                                                  ---------     ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                  230,988       243,484
  Change in unrealized appreciation
    on investments                                 (56,716)      (71,656)
                                                  ---------     ---------

  Net Gain on Investments                           174,272       171,828
                                                  ---------     ---------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $ 175,354     $ 173,297
                                                  =========     =========




                       See notes to financial statements.

                                                      VAN WAGONER FUNDS, INC.
                                                STATEMENTS OF CHANGES IN NET ASSETS



                                                        Capital Appreciation Fund                      Growth Fund
                                                  -------------------------------------     ----------------------------------
                                                  Six Months Ended                          Six Months Ended
                                                   June 30, 1998           Year Ended        June 30, 1998         Year Ended
                                                    (Unaudited)          Dec. 31, 1997        (Unaudited)         Dec. 31, 1997
                                                   --------------       ----------------   ------------------   ----------------

OPERATIONS:
  Net investment income (loss)                       $    1,082          $  (15,549)          $    1,469          $  (15,885)
  Net realized gain (loss) on investments               230,988             (53,771)             243,484             (53,971)
  Change in unrealized appreciation on investments     (56,716)               63,809            (71,656)               82,576
                                                    -----------          -----------         -----------          -----------

  Net increase (decrease) in net assets
      resulting from operations                         175,354              (5,511)             173,297               12,720
                                                    -----------          -----------         -----------          -----------

DISTRIBUTIONS:
  In excess of net realized gains                             -            (168,197)                   -            (122,118)
                                                    -----------          -----------         -----------          -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                           25,000            1,309,860              25,000            1,309,860
  Proceeds from reinvestment of dividends                     -              168,197                   -              122,118
  Redemption of shares                                (826,147)                    -           (825,990)                    -
                  -                                  -----------          -----------         ----------          -----------

  Net increase (decrease) from share transactions     (801,147)            1,478,057           (800,990)            1,431,978
                                                    -----------          -----------         -----------          -----------


TOTAL INCREASE (DECREASE) IN NET ASSETS               (625,793)            1,304,349           (627,693)            1,322,580


NET ASSETS:
  Beginning of period                                 1,304,349                    -           1,322,580                    -
                                                    -----------          -----------         -----------          -----------

  End of period                                     $   678,556         $ 1,304,349          $   694,887           $1,322,580
                                                    ===========         ===========          ===========          ===========


TRANSACTIONS IN SHARES:
  Shares sold                                             2,249              124,722               2,152              125,094
  Shares issued in reinvestment of dividends                  -               18,899                   -               12,977
  Shares redeemed                                      (88,011)                    -            (83,464)                    -
                                                    -----------          -----------         -----------          -----------

  Net increase (decrease)                              (85,762)              143,621            (81,312)              138,071
                                                    ===========          ===========         ===========          ===========

                                                 See notes to financial statements.

                                                      VAN WAGONER FUNDS, INC.
                                                        FINANCIAL HIGHLIGHTS
                                        For a Fund share outstanding throughout the period.

                                                      Capital Appreciation Fund<F1>                  Growth Fund<F1>
                                                  -------------------------------------     ----------------------------------
                                                  Six Months Ended                          Six Months Ended
                                                   June 30, 1998           Year Ended        June 30, 1998         Year Ended
                                                    (Unaudited)          Dec. 31, 1997        (Unaudited)         Dec. 31, 1997
                                                   --------------       ----------------   ------------------   ----------------


NET ASSET VALUE, BEGINNING OF PERIOD                   $   9.08            $   10.00           $    9.58            $   10.00


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.02               (0.11)                0.03               (0.12)
  Net realized and unrealized gains on investments         2.63                 0.54                2.63                 0.68
                                                      ---------            ---------           ---------            ---------

   Total from investment operations                        2.65                 0.43                2.66                 0.56
                                                      ---------            ---------           ---------            ---------

DISTRIBUTIONS:
  In excess of net realized gains                             -               (1.35)                   -               (0.98)
                                                      ---------            ---------           ---------            ---------


NET ASSET VALUE, END OF PERIOD                         $  11.73            $    9.08           $   12.24             $   9.58
                                                      =========            =========           =========            =========


TOTAL RETURN<F2>                                         29.19%                4.56%              27.77%                5.74%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)                     $    679            $   1,304             $   695            $   1,323
  Ratio of expenses to average net assets, net of
      waivers and reimbursements<F3>                      1.95%                1.95%               1.95%                1.95%
  Ratio of net investment income (loss)
      to average net assets,
      net of waivers and reimbursements<F3>               0.29%              (1.36)%               0.39%              (1.40)%
  Ratio of expenses to average net assets, before
      waivers and reimbursements<F3>                     16.63%               11.78%              16.15%               11.60%
  Ratio of net investment loss to average net assets,
      before waivers and reimbursements<F3>            (14.39)%             (11.19)%            (13.81)%             (11.05)%
  Portfolio turnover rate<F2>                              930%                 625%                937%                 593%



<F1>  Commenced operations after the close of business on December 31, 1996
<F2>  Not annualized
<F3>  Annualized

                                                 See notes to financial statements.









                            VAN WAGONER FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)


(1)  Organization


     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Capital Appreciation Fund and the Growth Fund (collectively, the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. The majority shareholder of the Funds is an affiliate of the investment adviser.

(2)  Significant Accounting Policies


     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Directors.

     (b) Repurchase Agreements - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)


     (c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

     (d) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     (e) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

     (f) Other - Investment transactions are accounted for on the trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Advisory Agreement

     The Funds have an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 1.25% and 1.00% of the average daily net assets of the Capital Appreciation Fund and Growth Fund, respectively. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% for each Fund until January 1, 1999. Expenses of $54,760 and $53,928 were waived in the Capital Appreciation and Growth Funds, respectively.


                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)


(4)  Service and Distribution Plan

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets.

(5)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 1998 were as follows:

                                         Capital
                                       Appreciation           Growth
                                           Fund                Fund
                                         --------            --------
     Purchases                         $4,785,203          $4,937,900
     Sales                              5,742,448           5,789,500

     For the six months ended June 30, 1998, there were no purchases or sales of long-term U.S. government securities.

     The cost of securities on a tax basis for the Capital Appreciation Fund and Growth Fund is $791,920 and $928,233, respectively. At June 30, 1998, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                         Capital
                                       Appreciation           Growth
                                           Fund                Fund
                                         --------            --------
     Unrealized appreciation             $26,398             $27,147
     (Unrealized depreciation)           (23,643)            (16,871)
                                         --------            --------
     Net unrealized appreciation
        on investments                    $2,755             $10,276
                                         ========            ========